CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 26,105	$ 27,742
Restricted cash	206,802	249,812
Term deposit	318	286
Accounts and bills receivable, net of allowance for doubtful accounts of $22,593 and $22,762 in 2011 and 2012, respectively	217,030	260,139
Advances to suppliers	25,866	19,229
Inventories, net	205,229	242,240
Prepaid lease payments for land use rights, current	809	761
Income taxes receivable	562	763
Prepaid expenses and other current assets	42,322	40,336
Amounts due from related parties	2,294	148
Assets held for sale		20,314
Deferred income tax assets	5,094	4,792
Total current assets	732,431	866,562
Property, plant and equipment, net	597,619	653,783
Intangible assets, net	96	108
Prepaid lease payments for land use rights, non-current	34,221	32,957
Deposits for acquisition of property, plant and equipment	5,442	4,070
Equity-method investment	863	817
Deferred income tax assets, non-current	19,650	12,819
Total assets	1,390,322	1,571,116
Current liabilities:
Accounts payable	332,017	307,740
Advances from customers	3,470	6,825
Amounts due to related parties	3,740	17,939
Accrued expenses and other current liabilities	76,783	88,377
Income taxes payable	491	424
Borrowings - due within one year	786,987	773,541
Product warranty	2,484	2,595
Liabilities held for sale		47,559
Total current liabilities	1,205,972	1,245,000
Borrowings - due after one year	15,910	79,354
Deferred income tax liabilities, non-current	2,491	2,617
Unrecognized tax benefits	13,555	12,763
Total liabilities	1,237,928	1,339,734
WSP Holdings Limited shareholders' equity:
Share capital (Ordinary shares $0.0001 par value, 500,000,000 shares authorized, 204,375,226 shares issued and outstanding as of December 31, 2011 and 2012)	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	(182,876)	(98,691)
Accumulated other comprehensive income	41,579	40,113
Total WSP Holdings Limited shareholders' equity	151,154	233,873
Non-controlling interests	1,240	(2,491)
Total equity	152,394	231,382
Total liabilities and equity	$ 1,390,322	$ 1,571,116